Post-employment benefit plans (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Post-employment Benefit Plans Tables [Line Items]
Disclosure Of Defined Benefit Plans Explanatory

Defined benefit plans
USD m Swiss plans UK plans US and German plans Total
31.12.23
1
31.12.22 31.12.23
1
31.12.22 31.12.23
1
31.12.22 31.12.23
1
31.12.22
Defined benefit obligation at the beginning of the year 22,272 27,398 2,166 4,105 1,375 1,740 25,813 33,242
Defined benefit obligation recognized upon the acquisition

of the Credit Suisse Group
15,142 0 954 0 1,025 0 17,121 0
Current service cost 567 416 1 0 5 5 573 420
Interest expense 680 344 139 67 88 35 907 446
Plan participant contributions 370 257 0 0 0 0 370 257
Remeasurements 4,446 (4,151) 195 (1,474) 37 (267) 4,678 (5,891)
of which: actuarial (gains) / losses due to changes in demographic assumptions
76 3 (79) (6) (2) 1 (5) (2)
of which: actuarial (gains) / losses due to changes in financial assumptions
2,886 (4,666) 128 (1,575) 51 (279) 3,064 (6,520)
of which: experience (gains) / losses
2
1,484 512 146 107 (12) 11 1,619 631
Past service cost related to plan amendments 245 0 0 0 0 0 245 0
Curtailments (29) (20) 0 0 0 0 (29) (20)
Benefit payments (2,309) (1,454) (125) (123) (177) (111) (2,611) (1,687)
Termination benefits 21 0 0 0 0 0 21 0
Other movements 0 (5) 0 0 0 0 0 (5)
Foreign currency translation 3,516 (513) 137 (408) 14 (28) 3,667 (949)
Defined benefit obligation at the end of the year 44,922 22,272 3,467 2,166 2,368 1,375 50,756 25,813 of which: amounts owed to active members 24,007 11,927 97 65 330 169 24,435 12,160 of which: amounts owed to deferred members 0 0 1,655 656 904 528 2,558 1,184 of which: amounts owed to retirees 20,915 10,345 1,715 1,445 1,134 678 23,763 12,469 of which: funded plans 44,922 22,272 3,467 2,166 1,797 1,011 50,186 25,449 of which: unfunded plans 0 0 0 0 571 363 571 363
Fair value of plan assets at the beginning of the year 30,119 33,975 2,488 4,297 1,039 1,329 33,646 39,601
Fair value of plan assets recognized upon the acquisition of the Credit Suisse Group 18,914 0 1,499 0 824 0 21,236 0
Return on plan assets excluding interest income 1,234 (3,248) 153 (1,312) 66 (223) 1,453 (4,782)
Interest income 916 485 173 70 70 31 1,159 586
Employer contributions

690 685 12 5 29 16 732 706
Plan participant contributions 370 257 0 0 0 0 370 257
Benefit payments (2,309) (1,454) (125) (123) (177) (111) (2,611) (1,687)
Administration expenses, taxes and premiums paid (19) (12) (1) 0 (6) (3) (27) (16)
Other movements 2 (2) 0 0 0 0 2 (2)
Foreign currency translation 4,485 (567) 165 (450) 4 0 4,654 (1,017)
Fair value of plan assets at the end of the year 54,404 30,119 4,364 2,488 1,849 1,039 60,616 33,646
Surplus / (deficit) 9,482 7,848 897 321 (519) (335) 9,860 7,834
Asset ceiling effect at the beginning of the year 7,848 6,577 0 0 0 0 7,848 6,577
Asset ceiling effect recognized upon the acquisition of

the Credit Suisse Group
3,695 0 0 0 0 0 3,695 0
Interest expense on asset ceiling effect
225 135 0 0 0 0 225 135
Asset ceiling effect excluding interest expense and foreign currency translation on
asset ceiling effect
(3,336) 1,189 0 0 0 0 (3,336) 1,189
Foreign currency translation 963 (54) 0 0 0 0 963 (54)
Asset ceiling effect at the end of the year 9,394 7,848 0 0 0 0 9,394 7,848
Net defined benefit asset / (liability) of major plans 88 0 897 321 (519) (335) 466 (14)
Net defined benefit asset / (liability) of remaining plans (173) (100)
Total net defined benefit asset / (liability) 293 (114)
of which: Net defined benefit asset 1,088 355
of which: Net defined benefit liability
3
(795) (469)
1 Including Credit Suisse

from 31 May 2023.

2 Experience (gains) /

losses are a component

of actuarial remeasurements of

the defined benefit obligation

and reflect the effects

of differences between the

previous
actuarial assumptions and what has actually occurred.

3 Refer to Note 19c.

Income statement – expenses related to defined benefit plans
1
USD m Swiss plans UK plans US and German plans Total
For the year ended 31.12.23
2
31.12.22 31.12.23
2
31.12.22 31.12.23
2
31.12.22 31.12.23
2
31.12.22
Current service cost 567 416 1 0 5 5 573 420
Interest expense related to defined benefit obligation 680 344 139 67 88 35 907 446
Interest income related to plan assets (916) (485) (173) (70) (70) (31) (1,159) (586)
Interest expense on asset ceiling effect 225 135 0 0 0 0 225 135
Administration expenses, taxes and premiums paid 19 12 1 0 6 3 27 16
Past service cost related to plan amendments 245 0 0 0 0 0 245 0
Curtailments (29) (20) 0 0 0 0 (29) (20)
Termination benefits 21 0 0 0 0 0 21 0
Other movements (2) 0 0 0 0 0 (2) 0
Net periodic expenses recognized in net profit for major plans 811 402 (32) (3) 30 12 808 411
Net periodic expenses recognized in net profit for remaining plans
3
38 25
Total net periodic expenses recognized in net profit 847 437
1 Refer to Note 7.

2 Including Credit Suisse from 31 May 2023.

3 Includes differences between actual and estimated performance award accruals.

Other comprehensive income – gains / (losses) on defined benefit plans

USD m Swiss plans UK plans US and German plans Total
For the year ended 31.12.23
1
31.12.22 31.12.23
1
31.12.22 31.12.23
1
31.12.22 31.12.23
1
31.12.22
Remeasurement of defined benefit obligation (4,446) 4,151 (195) 1,474 (37) 267 (4,678) 5,891 of which: change in discount rate assumption (3,278) 5,414 (165) 1,451 (51) 317 (3,495) 7,183 of which: change in rate of pension increase assumption 0 0 38 123 1 (5) 39 118 of which: change in rate of interest credit on retirement savings assumption
479 (718) 0 0 (9) (82) 470 (800)
of which: change in life expectancy 0 0 79 5 0 (1) 79 4
of which: change in other actuarial assumptions (162) (33) 0 1 10 48 (152) 16 of which: experience gains / (losses)
2
(1,484) (512) (146) (107) 12 (11) (1,619) (631)
Return on plan assets excluding interest income 1,234 (3,248) 153 (1,312) 66 (223) 1,453 (4,782)
Asset ceiling effect excluding interest expense and foreign currency translation
3,336 (1,189) 0 0 0 0 3,336 (1,189)
Total gains / (losses) recognized in other comprehensive income for major plans 124 (285) (41) 162 28 43 111 (80)
Total gains / (losses) recognized in other comprehensive income for remaining plans (2) 7
Total gains / (losses) recognized in other comprehensive income
3
110 (73)
1 Including Credit

Suisse from 31

May 2023.

2 Experience (gains) /

losses are a

component of actuarial remeasurements

of the defined

benefit obligation and

reflect the effects

of differences between

the previous
actuarial assumptions and what has actually occurred.

3 Refer to the “Statement of comprehensive income.”

Disclosure of maturity analysis of expected benefit payments [text block]

Swiss plans UK plans US and German plans
31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22
Duration of the defined benefit obligation (in years)
1
13.1 13.1 15.1 13.7 8.3 7.9
Maturity analysis of benefits expected to be paid
USD m
Benefits expected to be paid within 12 months 3,056 1,294 182 107 221 123
Benefits expected to be paid between 1 and 3 years 5,149 2,657 337 234 412 232
Benefits expected to be paid between 3 and 6 years 7,671 3,977 563 384 558 335
Benefits expected to be paid between 6 and 11 years 12,080 6,743 1,032 667 847 502
Benefits expected to be paid between 11 and 16 years 10,513 6,223 1,066 667 632 388
Benefits expected to be paid in more than 16 years 34,221 22,446 4,339 2,570 925 516
1 The duration of the defined benefit obligation represents a weighted average across UBS and

Credit Suisse plans.

Disclosure of actuarial assumptions [text block]

Significant actuarial assumptions of

defined benefit plans
1
Swiss plans UK plans US plans German plans
In % 31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22
Discount rate 1.48 2.34 4.79 5.02 4.75 4.92 3.28 3.81
Rate of pension increase 0.00 0.00 2.94 3.08 0.00 0.00 2.10 2.20
Rate of interest credit on retirement savings

2.54 3.39 0.00 0.00 6.28
2
5.73
2
0.00 0.00
1 Represents weighted average across UBS and Credit Suisse plans.

2 Only applicable to one of the UBS US pension plans.

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory

Sensitivity analysis of significant actuarial

assumptions
1
Increase / (decrease) in defined benefit obligation Swiss plans UK plans US and German plans
USD m 31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22
Discount rate
Increase by 50 basis points (2,365) (1,128) (243) (141) (91) (51)
Decrease by 50 basis points 2,668 1,269 272 157 98 55
Rate of pension increase
Increase by 50 basis points 1,894 877 204 127 10 4
Decrease by 50 basis points –
2
–
2
(189) (118) (9) (3)
Rate of interest credit on retirement savings
Increase by 50 basis points 334 178 –
3
–
3
9 9
Decrease by 50 basis points (334) (178) –
3
–
3
(8) (8)
Life expectancy
Increase in longevity by one additional year 1,315 593 108 65 64 39
1 The sensitivity analyses are based on a change in one

assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.

2 As the assumed rate of pension
increase was 0
% as of 31 December 2023 and as

of 31 December 2022, a downward change

in assumption is not applicable.

3 As the UK plans do not provide interest

credits on retirement savings, a change

in
assumption is not applicable.

Disclosure of composition and fair value of plan assets [text block]

Composition and fair value of plan assets
Swiss defined benefit plans
31.12.23 31.12.22
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 1,205 0 1,205 2 326 0 326 1
Equity securities

Domestic
0 24 24 0 0 0 0 0

Foreign
0 2,132 2,132 4 0 0 0 0
Bonds

Domestic, AAA to BBB–
100 0 100 0 0 0 0 0

Foreign, AAA to BBB–
51 0 51 0 0 0 0 0
Real estate / property
Domestic 0 6,195 6,195 11 0 3,783 3,783 13
Foreign 0 1,017 1,017 2 0 919 919 3
Investment funds
Equity

Domestic 1,376 0 1,376 3 743 0 743 2
Foreign 8,317 2,196 10,513 19 4,964 2,171 7,134 24
Bonds
1
Domestic, AAA to BBB– 7,952 0 7,952 15 3,760 0 3,760 12
Domestic, below BBB– 1 0 1 0 0 0 0 0
Foreign, AAA to BBB– 13,497 0 13,497 25 6,031 0 6,031 20
Foreign, below BBB– 1,249 0 1,249 2 1,062 0 1,062 4
Real estate
Domestic 1,906 0 1,906 4 0 0 0 0
Foreign 537 79 616 1 0 0 0 0
Other 1,960 3,373 5,333 10 1,540 3,547 5,086 17
Other investments 667 569 1,236 2 624 651 1,275 4
Total fair value of plan assets 38,817 15,586 54,404 100 19,049 11,071 30,119 100
31.12.23 31.12.22
Total fair value of plan assets 54,404 30,119
of which:
2
Bank accounts at UBS 666 337
UBS debt instruments 211 50
UBS shares 72 27
Securities lent to UBS
3
827 871
Property occupied by UBS 108 90
Derivative financial instruments, counterparty UBS
3
534 76
1 The bond credit ratings

are primarily based on S&P’s

credit ratings. Ratings AAA to

BBB– and below BBB– represent investment

grade and non-investment grade

ratings, respectively.

In cases where credit ratings
from other rating agencies

were used, these were

converted to the equivalent

rating in S&P’s

rating classification.

2 Bank accounts at UBS

encompass accounts in the name

of the Swiss pension funds.

The other
positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e., those made through funds that the pension fund invests in.

3 Securities lent to UBS and derivative
financial instruments are presented

gross of any collateral.

Securities lent to UBS

were fully covered by

collateral as of 31

December 2023 and

31 December 2022. Net

of collateral, derivative

financial instruments
amounted to negative USD 33 m as of 31 December 2023 (31 December 2022: negative USD 8 m).

Composition and fair value of plan assets

(continued)
UK defined benefit plans
31.12.23 31.12.22
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 225 0 225 5 104 0 104 4
Bonds
1

0
Domestic, AAA to BBB– 3,619 0 3,619 83 1,729 0 1,729 69
Domestic, below BBB– 7 0 7 0 0 0 0 0
Foreign, AAA to BBB– 509 0 509 12 297 0 297 12
Foreign, below BBB– 0 0 0 0 7 0 7 0
Investment funds
Equity

Domestic 9 3 12 0 19 3 22 1
Foreign 234 0 234 5 366 0 366 15
Bonds
1
Domestic, AAA to BBB– 310 38 348 8 367 90 457 18
Domestic, below BBB– 6 0 6 0 1 0 1 0
Foreign, AAA to BBB– 97 0 97 2 90 0 90 4
Foreign, below BBB– 93 0 93 2 114 0 114 5
Real estate
Domestic 61 0 61 1 64 0 64 3
Foreign 4 12 16 0 6 31 36 1
Other 64 0 64 1 (280) 0 (280) (11)
Repurchase agreements (947) 0 (947) (22) (612) 0 (612) (25)
Other investments 15 5 20 0 66 27 94 4
Total fair value of plan assets 4,306 58 4,364 100 2,336 151 2,488 100
1 The bond credit ratings

are primarily based on S&P’s

credit ratings. Ratings AAA to

BBB– and below BBB– represent investment

grade and non-investment grade

ratings, respectively.

In cases where credit ratings
from other rating agencies were used, these were converted to the equivalent rating in S&P’s rating classification.

US and German defined benefit plans
31.12.23 31.12.22
Fair value
Plan asset
allocation %
Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 32 0 32 2 7 0 7 1
Equity
Domestic 54 0 54 3 55 0 55 5
Foreign 23 0 23 1 24 0 24 2
Bonds
1
Domestic, AAA to BBB– 308 0 308 17 359 0 359 35
Domestic, below BBB– 3 0 3 0 4 0 4 0
Foreign, AAA to BBB– 51 0 51 3 74 0 74 7
Foreign, below BBB– 2 0 2 0 3 0 3 0
Investment funds
Equity

Domestic 51 0 51 3 27 0 27 3
Foreign 82 18 100 5 33 0 33 3
Bonds
1
Domestic, AAA to BBB– 552 300 853 46 266 0 266 26
Domestic, below BBB– 172 41 213 12 109 0 109 10
Foreign, AAA to BBB– 75 14 89 5 2 0 2 0
Foreign, below BBB– 9 0 9 1 5 0 5 0
Real estate
Domestic 1 9 10 1 0 11 11 1
Foreign 2 0 2 0 0 0 0 0
Other 51 0 52 3 54 0 54 5
Other investments (8) 5 (3) 0 5 1 6 1
Total fair value of plan assets 1,461 388 1,849 100 1,027 12 1,039 100
1 The bond credit ratings

are primarily based on S&P’s

credit ratings. Ratings AAA to

BBB– and below BBB– represent investment

grade and non-investment grade

ratings, respectively.

In cases where credit ratings
from other rating agencies were used, these were converted to the equivalent rating in S&P’s rating classification.

Actuarial Assumption Of Mortality Rates [Member]
Disclosure Of Post-employment Benefit Plans Tables [Line Items]
Disclosure of actuarial assumptions [text block]

Mortality tables and life expectancies for

major plans
Life expectancy at age 65 for a male member currently
aged 65 aged 45
Country Mortality table 31.12.23 31.12.22 31.12.23 31.12.22
Switzerland BVG 2020 G with CMI 2022 projections
1
21.8 21.7 23.5 23.4
UK S3PA with CMI 2022 projections
2
22.2
3
23.5 23.4
3
24.6
USA Pri-2012 with MP-2021 projection scale 22.0 22.0 23.4 23.3
Germany Dr. K. Heubeck 2018 G 20.8 20.6 23.5 23.4
Life expectancy at age 65 for a female member currently
aged 65 aged 45
Country Mortality table 31.12.23 31.12.22 31.12.23 31.12.22
Switzerland BVG 2020 G with CMI 2022 projections
1
23.5 23.5 25.1 25.1
UK S3PA with CMI 2022 projections
2
24.0
4
25.0 25.7
4
26.4
USA Pri-2012 with MP-2021 projection scale 23.5 23.4 24.8 24.8
Germany Dr. K. Heubeck 2018 G 24.2 24.0 26.4 26.3
1 In 2022, BVG 2020 G

with CMI 2021 projections was

used.

2 In 2022, S3PA

with CMI 2021 projections was

used.

3 UK Credit Suisse plan male

aged 65:
23.1

years and aged 45:
24.3

years.

4 UK Credit
Suisse plan female aged 65: 24.7

years and aged 45:
26.1

years.